Equity (Details) - $ / shares	Jun. 25, 2021	Jul. 21, 2020
Minimum [Member]
Equity (Details) [Line Items]
Ordinary shares	48,000,000	50,000
Price per share	$ 0.001041667	$ 1
Maximum [Member]
Equity (Details) [Line Items]
Ordinary shares	96,000,000	48,000,000
Price per share	$ 0.00052083	$ 0.001041667